SCHEDULE OF WARRANT ACTIVITY (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Warrants And Options
Outstanding and Exercisable - Beginning	3,395,000	2,420,000	2,245,000
Weighted-Average Exercise Price Per Share - Outstanding and Exercisable Beginning	$ 0.26	$ 0.61	$ 0.57
Remaining Term - Outstanding and Exercisable Beginning	4 years	2 months 23 days	1 year 18 days
Intrinsic value - Beginning
Granted	51,945,633	2,550,000	425,000
Weighted-Average Exercise Price Per Share - Granted	$ 0.10	$ 0.12	$ 0.41
Remaining term - Granted	2 years 14 days	4 years 2 months 23 days	1 year 4 months 2 days
Intrinsic value - Granted
Exercised			250,000
Weighted-Average Exercise Price Per Share - Exercised			$ 0.01
Intrinsic value - Exercised
Expired	(120,000)	(1,575,000)
Weighted-Average Exercise Price Per Share - Expired
Intrinsic value - Expired
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Weighted Average Remaining Contractual Term		5 months 23 days
Remaining term - Granted		4 years 5 months 23 days
Outstanding and Exercisable - Ending	55,220,633	3,395,000	2,420,000
Weighted-Average Exercise Price Per Share - Outstanding and Exercisable Ending	$ 0.11	$ 0.26	$ 0.61
Remaining Term - Outstanding and Exercisable Ending	1 year 11 months 1 day	4 years 8 months 23 days
Intrinsic value - Ending